Cover	Apr. 06, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 06, 2021
Entity Registrant Name	STATE AUTO FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	OH
Entity File Number	000-19289
Entity Tax Identification Number	31-1324304
Entity Address, Address Line One	518 East Broad Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-3976
City Area Code	614
Local Phone Number	464-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, without par value
Trading Symbol	STFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000874977
Amendment Flag	false